Cash flows from changes in working capital - Disclosure of Detailed Information about Cash Flows from Changes in Working Capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of cash flows [abstract]
Trade receivables	€ 111,033	€ 105,169	€ 20,792
Other current receivables	3,450	14,690	(15,579)
Prepaid expenses	3,023	6,890	(540)
(Increase) / Decrease in operating receivables	117,506	126,749	4,673
Trade payables	(89,462)	(25,432)	(7,040)
Other current liabilities	(1,622)	(14,795)	10,888
Accrued liabilities	(6,579)	2,458	(5,200)
Increase / (decrease) in operating payables	(97,663)	(37,769)	(1,352)
Cash flows from changes in working capital	€ 19,843	€ 88,980	€ 3,321